Financial instruments and commitments - Impairment Losses on Financial Assets Recognized in Profit or Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Changes in allowance account for credit losses of financial assets [abstract]
Balance – Beginning of year	$ 632	$ 2,602
Written off against reserve	(376)	(2,806)
Net remeasurement of loss allowance	460	836
Balance – End of year	$ 716	$ 632